JPMorgan SmartRetirement® Blend 2040 Fund
Schedule of Portfolio Investments as of September 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan SmartRetirement® Blend 2040 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 62.0%
Fixed Income — 12.6%
JPMorgan Core Bond Fund Class R6 Shares (a)	4,139	41,682
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	17,655	125,173
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	2,862	15,624
JPMorgan High Yield Fund Class R6 Shares (a)	5,071	30,578
Total Fixed Income		213,057
International Equity — 9.8%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	12,180	166,007
U.S. Equity — 39.6%
JPMorgan Equity Index Fund Class R6 Shares (a)	12,414	667,899
Total Investment Companies (Cost $1,059,196)		1,046,963
Exchange-Traded Funds — 36.5%
Alternative Assets — 3.3%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	720	56,429
Fixed Income — 2.9%
JPMorgan High Yield Research Enhanced ETF (a)	175	7,410
JPMorgan U.S. Aggregate Bond ETF (a)	908	41,300
Total Fixed Income		48,710
International Equity — 20.9%
JPMorgan BetaBuilders International Equity ETF (a)	8,353	353,418
U.S. Equity — 9.4%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,253	84,972
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	1,480	72,774
Total U.S. Equity		157,746
Total Exchange-Traded Funds (Cost $691,905)		616,303
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.3%
U.S. Treasury Notes 0.13%, 1/31/2023 (b)(Cost $4,944)	4,950	4,893
	SHARES (000)
Short-Term Investments — 2.5%
Investment Companies — 2.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (a) (c) (Cost $41,993)	41,993	41,993
Total Investments — 101.3% (Cost $1,798,038)		1,710,152
Liabilities in Excess of Other Assets — (1.3)%		(22,682)
NET ASSETS — 100.0%		1,687,470

JPMorgan SmartRetirement® Blend 2040 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of September 30, 2022.
Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of September 30, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	70	12/16/2022	USD	12,616	(1,839)
Short Contracts
DJ US Real Estate Index	(458)	12/16/2022	USD	(14,551)	2,320
EURO STOXX 50 Index	(133)	12/16/2022	EUR	(4,266)	77
FTSE 100 Index	(56)	12/16/2022	GBP	(4,277)	108
MSCI EAFE E-Mini Index	(102)	12/16/2022	USD	(8,474)	388
MSCI Emerging Markets E-Mini Index	(465)	12/16/2022	USD	(20,274)	2,255
					5,148
					3,309

Abbreviations
EAFE	Europe, Australasia and Far East
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan SmartRetirement® Blend 2040 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under the Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under the SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$616,303	$—	$—	$616,303
Investment Companies	1,046,963	—	—	1,046,963

JPMorgan SmartRetirement® Blend 2040 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
U.S. Treasury Obligations	$—	$4,893	$—	$4,893
Short-Term Investments
Investment Companies	41,993	—	—	41,993
Total Investments in Securities	$1,705,259	$4,893	$—	$1,710,152
Appreciation in Other Financial Instruments
Futures Contracts	$5,148	$—	$—	$5,148
Depreciation in Other Financial Instruments
Futures Contracts	(1,839)	—	—	(1,839)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$3,309	$—	$—	$3,309
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2022
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2022	Shares at September 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders International Equity ETF (a)	$364,558	$34,051	$4,737	$(504)	$(39,950)	$353,418	8,353	$1,335	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	61,370	4,959	3,479	(354)	(6,067)	56,429	720	514	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	88,917	4,124	6,018	(510)	(1,541)	84,972	1,253	365	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	75,843	2,209	3,860	(635)	(783)	72,774	1,480	321	—
JPMorgan Core Bond Fund Class R6 Shares (a)	43,506	324	—	—	(2,148)	41,682	4,139	324	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	130,365	1,153	—	—	(6,345)	125,173	17,655	1,153	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	16,383	241	—	—	(1,000)	15,624	2,862	241	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	184,082	16,027	9,742	(3,314)	(21,046)	166,007	12,180	—	—
JPMorgan Equity Index Fund Class R6 Shares (a)	717,743	7,330	20,978	(2,143)	(34,053)	667,899	12,414	3,065	—
JPMorgan High Yield Fund Class R6 Shares (a)	30,708	488	—	—	(618)	30,578	5,071	487	—
JPMorgan High Yield Research Enhanced ETF (a)	7,623	—	—	—	(213)	7,410	175	116	—
JPMorgan U.S. Aggregate Bond ETF (a)	43,542	—	—	—	(2,242)	41,300	908	235	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (a) (b)	38,718	74,143	70,868	—	—	41,993	41,993	201	—
Total	$1,803,358	$145,049	$119,682	$(7,460)	$(116,006)	$1,705,259		$8,357	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

JPMorgan SmartRetirement® Blend 2040 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
(b)	The rate shown is the current yield as of September 30, 2022.